Document And Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document Information Line Items
Entity Central Index Key	0001825875
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41568
Entity Registrant Name	ERAYAK Power Solution Group Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	No. 528, 4th Avenue
Entity Address, Address Line Two	Binhai Industrial Park
Entity Address, City or Town	Wenzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	325025
Title of 12(b) Security	class A ordinary shares, par value $0.22 per share
Trading Symbol	RAYA
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheet of Erayak Power Solution Group Inc. and its subsidiaries (collectively, the “Group”) as of December 31, 2025, and the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and cash flows for the year ended December 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Group as of December 31, 2025, and the results of its operations and its cash flows for the year ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Auditor Name	Tang Qian & Associates, PLLC
Auditor Location	Dallas, Texas
Auditor Firm ID	7080
Amendment Flag	false
Document Fiscal Period Focus	FY
Class A Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	854,094
Class B Ordinary Shares
Document Information Line Items
Entity Common Stock, Shares Outstanding	40,910
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	No. 528, 4th Avenue
Entity Address, Address Line Two	Binhai Industrial Park
Entity Address, City or Town	Wenzhou
Entity Address, Country	CN
Entity Address, Postal Zip Code	325025
City Area Code	+86
Local Phone Number	0571-82651956
Contact Personnel Name	Lingyi Kong